Note 12 - Shareholders' Capital (Tables)	3 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of classes of share capital [text block]
	Three months ended		Year ended
	June 30, 2020		March 31, 2020
	Shares	Amount	Shares	Amount
Common shares:

Issued and outstanding
Balance, beginning of period	151,614,238	$1,099,864	149,595,952	$1,088,538
Share-based awards exercised	26,336	162	2,018,286	11,326
Balance, end of period	151,640,574	$1,100,026	151,614,238	$1,099,864

Preferred shares:

Issued and outstanding
Balance, beginning of period	4,662,165	$146,965	4,662,165	$146,965
Balance, end of period	4,662,165	$146,965	4,662,165	$146,965

Shareholders' capital	156,302,739	$1,246,991	156,276,403	$1,246,829